Bank Borrowings - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum
Schedule Of Short And Long Term Debt [Line Items]
Short-term bank borrowings, weighted Average Interest rate	7.66%	7.66%	6.76%
Short-term bank borrowings, term				2 months	1 year
Long-term bank borrowings, weighted Average Interest rate	8.35%	8.35%
Current and non-current portions of long-term bank borrowings, maturity start date	May 25, 2013	May 25, 2013
Current and non-current portions of long-term bank borrowings, maturity end date	May 25, 2015	May 25, 2015
Unused loan facilities	$ 39,763	247,726	10,000